Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	$ 59	$ 31	$ 31
Purchases / Contributions / Sales	91,245	0	0
Cash Dividends	(59)	0	0
Profit Sharing in income (loss) for the Year	(2,515)	28	0
Ending balance	88,730	59	31
Galicia Broker Asesores de Seguros S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	59	31	31
Purchases / Contributions / Sales	0	0	0
Cash Dividends	(59)	0	0
Profit Sharing in income (loss) for the Year	62	28	0
Ending balance	62	59	$ 31
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	0
Purchases / Contributions / Sales	91,245
Cash Dividends	0
Profit Sharing in income (loss) for the Year	(2,577)
Ending balance	$ 88,668	$ 0